RELATED PARTY TRANSACTIONS AND BALANCE	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17.	RELATED PARTY TRANSACTIONS AND BALANCE

For the year ended December 31, 2014, the Company purchased $ 1,142,845 of sleep respiratory systems from HuNan Zhong Yi High-tech Development Co., LTD which is partially owned by CEO. As of December 31, 2014 and 2013, $1,498,627 and nil was advanced to the related party for equipment purchases, respectively.